Exhibit 99.1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

FS Credit Real Estate Income Trust, Inc. FS Rialto 2021-FL2 Issuer, Ltd. 201 Rouse Boulevard Philadelphia, Pennsylvania 19112

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below, which were agreed to by FS Credit Real Estate Income Trust, Inc. and FS Rialto 2021-FL2 Issuer, Ltd., a wholly-owned subsidiary of FS Credit Real Estate Income Trust, Inc. (collectively, the “Company”) and Goldman Sachs & Co. LLC, Rialto Capital Management, LLC, Wells Fargo Securities, LLC and Barclays Capital Inc. (together with the Company, the “Specified Parties”), related to the Specified Parties’ evaluation of certain information relating to a pool of commercial mortgage loans expected to be included as collateral for the proposed offering of certain classes of securities by FS Rialto 2021-FL2 Issuer, Ltd.

The Company is responsible for the information provided to us, including the information set forth in the Data File (as defined herein). The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association’s Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On April 14, 2021, representatives of the Company provided us with a computer-generated mortgage loan data file and related record layout (the “Data File”) containing certain information with respect to 26 mortgage assets secured by 60 mortgage properties (collectively, the “Collateral Interests”).

From March 11, 2021 through April 14, 2021, representatives of the Company provided us with certain loan and property documentation (the “Source Documents” as listed in the attached Appendix A) related to the Collateral Interests.

At your request, for each of the Collateral Interests set forth on the Data File, we compared certain characteristics set forth on the Data File (the “Characteristics” as listed in Appendix A), except for those Characteristics identified on Appendix A as “None – Company Provided” or “Not

Applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement. Further, we did not perform any procedures with respect to the Characteristics associated with the Source Documents for the related Collateral Interests that were not provided to us by representatives of the Company (the “Missing Source Documents”), as indicated on the attached Appendix B.

******

We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the Collateral Interests underlying the Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Collateral Interests, (iii) existence or ownership of the Collateral Interests or (iv) reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events or circumstances occurring after the date of this report.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originators of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/  Deloitte & Touche LLP

April 15, 2021

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by the Company, with respect to each of the Collateral Interests (the “Source Documents”):

•	Loan agreement, promissory note, management agreement, cross-collateralization agreement, participation agreement or servicer billing statements (collectively, the “Loan Agreement”);
•	Interest rate cap agreement or transaction summary (collectively, the “Interest Rate Cap Agreement”);
•	Real estate property appraisal report (the “Appraisal Report”);
•	Borrower rent roll, underwritten rent roll, tenant lease, lease abstract, lease summary or lease estoppel (collectively, the “Rent Roll”);
•	The settlement or closing statement (collectively, the “Settlement Statement”);
•	Bloomberg ratings screen printouts (the “Ratings Screenshots”);
•	Electronic Underwritten Model (the “Underwriting Model”);
•	Title policy or pro-forma title policy (collectively, the “Title Policy”);
•	The guaranty agreement or environmental indemnity agreement (collectively, the “Guaranty”);
•	Cash management agreement, deposit account control agreement and/or lockbox agreement (collectively, the “CMA”);
•	Servicer report and record and provided electronic file (collectively, the “Servicer Report”);
•	Property condition report (the “Property Condition Report”);
•	Environmental Site Assessment Phase I environmental report (the “ESA Phase I Report”);
•	Seismic report (the “Seismic Report”);
•	Property Hazard and Liability Insurance Certificate (the “Insurance Certificate”);
•	Property management agreement (the “Management Agreement”); and
•	Non-consolidation opinion letter (the “Non-Consolidation Opinion”).

Count	Characteristic	Source Document
1	Loan Number	None – Company Provided
2	Status	None – Company Provided
3	Loan Type	None – Company Provided
4	Property Name	None – Company Provided
5	Property Address	Appraisal Report
6	Property City	Appraisal Report
7	Property State	Appraisal Report
8	Property Zip Code	Appraisal Report
9	Property County	Appraisal Report
10	Year Built	Appraisal Report
11	Year Renovated	Appraisal Report
12	Property Type	Appraisal Report
13	Specific Property Type	Appraisal Report
14	No of Units	Rent Roll
15	Unit of Measure	Rent Roll
16	Occupancy %	Rent Roll
17	Occupancy Source Date	Rent Roll
18	Loan Purpose (Acquisition, Refinance, DPO)	Settlement Statement
19	Assumed Loan (Y/N)	None – Company Provided
20	Borrower Name	Loan Agreement
21	Principals (Individuals)	Loan Agreement
22	Related Borrower (Y/N)	None – Company Provided
23	Annual Debt Service Payment (IO)	Refer to Calculation Procedures below
24	Annual Debt Service Payment (P&I)	Not Applicable
25	Annual Debt Service Payment (Cap)	Refer to Calculation Procedures below
26	Commitment Original Balance ($)	Loan Agreement
27	Initial Funded Amount ($)	Loan Agreement
28	Future Funding Trigger / Requirements	Loan Agreement
29	Cut-off Date Future Funding Remaining Balance ($)	Servicer Report
30	Collateral Interest Cut-off Date Balance ($)	Servicer Report
31	% of Aggregate Collateral Interest Cut-off Date Balance	Refer to Calculation Procedures below
32	Pari Passu Funded Companion Participation Amount ($)	Refer to Calculation Procedures below
33	Mortgage Loan Cut-off Date Commitment ($)	Servicer Report
34	Mortgage Loan Balloon Payment ($)	Refer to Calculation Procedures below
35	Mortgage Loan Cut-off Date Balance / Unit ($)	Refer to Calculation Procedures below
36	Committed Mortgage Loan Cut-off Date Balance / Unit ($)	Refer to Calculation Procedures below
37	Mortgage Loan Balloon Payment / Unit ($)	Refer to Calculation Procedures below
38	Note Date	Loan Agreement
39	First Payment Date	Loan Agreement
40	Initial Maturity Date	Loan Agreement
41	Fully Extended Maturity Date	Loan Agreement
42	Initial Loan Term (Original)	Refer to Calculation Procedures below
43	Cut-off Date Initial Loan Term (Remaining)	Refer to Calculation Procedures below
44	Cut-off Date Seasoning	Refer to Calculation Procedures below
45	Fully Extended Loan Term (Original)	Refer to Calculation Procedures below
46	Fully Extended Loan Term (Remaining)	Refer to Calculation Procedures below
47	Extension Options	Loan Agreement

Count	Characteristic	Source Document
48	Extension Options Description	Loan Agreement
49	1st Extension Option Description	Loan Agreement
50	2nd Extension Option Description	Loan Agreement
51	3rd Extension Option Description	Loan Agreement
52	4th Extension Option Description	Not Applicable
53	5th Extension Option Description	Not Applicable
54	First Extension Period (Months)	Loan Agreement
55	First Extension Fee %	Loan Agreement
56	First Extension Fee ($)	Loan Agreement
57	First Extension Floor	Loan Agreement
58	First Extension Cap	Loan Agreement
59	Second Extension Period (Months)	Loan Agreement
60	Second Extension Fee %	Loan Agreement
61	Second Extension Fee ($)	Loan Agreement
62	Second Extension Floor	Loan Agreement
63	Second Extension Cap	Loan Agreement
64	Third Extension Period (Months)	Loan Agreement
65	Third Extension Fee %	Loan Agreement
66	Third Extension Fee ($)	Loan Agreement
67	Third Extension Floor	Loan Agreement
68	Third Extension Cap	Loan Agreement
69	Fourth Extension Period (Months)	Not Applicable
70	Fourth Extension Fee %	Not Applicable
71	Fourth Extension Fee ($)	Not Applicable
72	Fourth Extension Floor	Not Applicable
73	Fourth Extension Cap	Not Applicable
74	Fifth Extension Period (Months)	Not Applicable
75	Fifth Extension Fee %	Not Applicable
76	Fifth Extension Fee ($)	Not Applicable
77	Fifth Extension Floor	Not Applicable
78	Fifth Extension Cap	Not Applicable
79	Exit Fee %	Loan Agreement
80	Exit Fee ($)	Loan Agreement
81	Exit Fee Balance	Loan Agreement
82	Rate Type	Loan Agreement
83	Index for Floating Rate	Loan Agreement
84	Fully Funded Mortgage Loan Margin %	Loan Agreement
85	Rounding Factor	Loan Agreement
86	Time of Rounding (Before Spread, After Spread)	Loan Agreement
87	Rounding Direction	Loan Agreement
88	Lookback Period	Loan Agreement
89	LIBOR Floor %	Loan Agreement
90	Mortgage Rate Floor	Loan Agreement
91	LIBOR Cap Strike Price %	Interest Rate Cap Agreement
92	Mortgage Rate Cap	Loan Agreement
93	LIBOR Cap Provider	Interest Rate Cap Agreement
94	LIBOR Cap Provider Rating	Ratings Screenshots
95	LIBOR Cap Expiration	Interest Rate Cap Agreement
96	LIBOR Cap Notional Amount	Interest Rate Cap Agreement

Count	Characteristic	Source Document
97	Fully Funded Mortgage Loan Rate %	Refer to Calculation Procedures below
98	B Note / Mezz Loan %	Not Applicable
99	Interest Accrual Basis	Loan Agreement
100	Interest Rate Change	Loan Agreement
101	Interest Rate Change Amount	Loan Agreement
102	Interest Rate Change Trigger	Loan Agreement
103	Grace Period Default (Days)	Loan Agreement
104	Grace Period Late (Days)	Loan Agreement
105	Grace Period Balloon (Days)	Loan Agreement
106	Original Prepayment Provision	Loan Agreement
107	Remaining Prepayment Provision	Loan Agreement
108	Original Yield Maintenance or Minimum Interest Term	Loan Agreement
109	Rate for Prepayment Protection	Loan Agreement
110	Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement
111	Partial Release and/or Prepayment Description	Loan Agreement
112	IO Number of Months through Initial Term	Loan Agreement
113	IO Number of Months through Fully Extended Loan Term	Loan Agreement
114	Amortization Style	Loan Agreement
115	Amort Constant Number of Months	Loan Agreement
116	Amortization Rate	Loan Agreement
117	Amortization Rate Mechanics	Loan Agreement
118	Amortization Constant Basis	Loan Agreement
119	Amortization Rate Basis	Loan Agreement
120	Amortization Type During Initial Term	Loan Agreement
121	Amortization Type During Extensions	Loan Agreement
122	Appraisal Valuation Date	Appraisal Report
123	As-Is Appraised Value	Appraisal Report
124	Stabilized Appraised Value	Appraisal Report
125	Appraisal Anticipated Stabilization Date	Appraisal Report
126	USPAP Appraisal (Y/N)	Appraisal Report
127	FIRREA Appraisal (Y/N)	Appraisal Report
128	Mortgage Loan Cut-off Date (As-Is) LTV Ratio	Refer to Calculation Procedures below
129	Committed Mortgage Loan (Stabilized) LTV Ratio	Refer to Calculation Procedures below
130	Maturity Date Stabilized LTV Ratio	Refer to Calculation Procedures below
131	Third Most Recent As Of Date	Underwriting Model
132	Third Most Recent Actual Revenues	Underwriting Model
133	Third Most Recent Actual Expenses	Underwriting Model
134	Third Most Recent Actual NOI	Underwriting Model
135	Third Most Recent Actual NCF	Underwriting Model
136	Second Most Recent As Of Date	Underwriting Model
137	Second Most Recent Actual Revenues	Underwriting Model
138	Second Most Recent Actual Expenses	Underwriting Model
139	Second Most Recent Actual NOI	Underwriting Model
140	Second Most Recent Actual NCF	Underwriting Model
141	Most Recent As Of Date	Underwriting Model
142	Most Recent Actual Revenues	Underwriting Model
143	Most Recent Actual Expenses	Underwriting Model
144	Most Recent Actual NOI	Underwriting Model

Count	Characteristic	Source Document
145	Most Recent Actual NCF	Underwriting Model
146	Mortgage Loan Most Recent NOI DSCR	Refer to Calculation Procedures below
147	Mortgage Loan Most Recent NCF DSCR	Refer to Calculation Procedures below
148	Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Refer to Calculation Procedures below
149	Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Refer to Calculation Procedures below
150	Underwritten Occupancy %	Underwriting Model
151	Underwritten Revenues	Underwriting Model
152	Underwritten Expenses	Underwriting Model
153	Underwritten NOI	Underwriting Model
154	Underwritten Reserves	Underwriting Model
155	Underwritten NCF	Underwriting Model
156	Mortgage Loan Underwritten NOI DSCR	Refer to Calculation Procedures below
157	Mortgage Loan Underwritten NCF DSCR	Refer to Calculation Procedures below
158	Cut-off Date Mortgage Loan Underwritten NOI Debt Yield	Refer to Calculation Procedures below
159	Cut-off Date Mortgage Loan Underwritten NCF Debt Yield	Refer to Calculation Procedures below
160	Underwritten Stabilized Occupancy %	Underwriting Model
161	Underwritten Stabilized Revenues	Underwriting Model
162	Underwritten Stabilized Expenses	Underwriting Model
163	Underwritten Stabilized NOI	Underwriting Model
164	Underwritten Stabilized Reserves	Underwriting Model
165	Underwritten Stabilized NCF	Underwriting Model
166	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Refer to Calculation Procedures below
167	Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Refer to Calculation Procedures below
168	Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Refer to Calculation Procedures below
169	Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Refer to Calculation Procedures below
170	Appraisal As-Is NCF	Appraisal Report
171	Appraisal Stabilized Occupancy %	Underwriting Model
172	Appraisal Stabilized Revenues	Underwriting Model
173	Appraisal Stabilized Expenses	Underwriting Model
174	Appraisal Stabilized NOI	Underwriting Model
175	Appraisal Stabilized Reserves	Underwriting Model
176	Appraisal Stabilized NCF	Underwriting Model
177	Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Refer to Calculation Procedures below
178	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Refer to Calculation Procedures below
179	Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Refer to Calculation Procedures below
180	Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Refer to Calculation Procedures below
181	Loan Cross Portfolio Name	None – Company Provided
182	Lien Position	Title Policy

Count	Characteristic	Source Document
183	Full Recourse (Y/N/Partial)	Guaranty
184	Recourse Provisions	Guaranty
185	Recourse Carveout Guarantor	Loan Agreement/Guaranty
186	Title Vesting (Fee/Leasehold/Both)	Title Policy
187	Ground Lease Payment (Annual)	Not Applicable
188	Ground Lease Initial Expiration Date	Not Applicable
189	Ground Lease Extension (Y/N)	Not Applicable
190	# of Ground Lease Extension Options	Not Applicable
191	Ground Lease Expiration Date with Extension	Not Applicable
192	Type of Lockbox	Loan Agreement/CMA
193	Cash Management (Springing/In-place)	Loan Agreement/CMA
194	Lockbox Trigger Event	Loan Agreement/CMA
195	Engineering/Deferred Maintenance Escrow (Cut-off Date)	Servicer Report
196	Environmental Escrow (Cut-off Date)	Servicer Report
197	Tax Escrow (Cut-off Date)	Servicer Report
198	Tax Escrow (Monthly)	Servicer Report
199	Springing Tax Escrow Description	Loan Agreement/Servicer Report
200	Insurance Escrow (Cut-off Date)	Servicer Report
201	Insurance Escrow (Monthly)	Servicer Report
202	Springing Insurance Escrow Description	Loan Agreement/Servicer Report
203	Replacement Reserve (Cut-off Date)	Servicer Report
204	Replacement Reserve (Monthly)	Servicer Report
205	Springing Replacement Reserve Description	Loan Agreement/Servicer Report
206	TI/LC Reserve (Cut-off Date)	Servicer Report
207	Monthly TI/LC Reserve ($)	Servicer Report
208	Springing TI/LC Reserve Description	Loan Agreement/Servicer Report
209	Cut-off Other Reserve 1 ($)	Servicer Report
210	Other Escrow 1 (Monthly)	Servicer Report
211	Other (Springing) Escrow Reserve 1 Description	Loan Agreement/Servicer Report
212	Cut-off Other Reserve 2 ($)	Servicer Report
213	Other Escrow 2 (Monthly)	Servicer Report
214	Other (Springing) Escrow Reserve 2 Description	Loan Agreement/Servicer Report
215	Engineering Report Date	Property Condition Report
216	Environmental Report Date (Phase I)	ESA Phase I Report
217	Environmental Report Date (Phase II)	Not Applicable
218	Environmental Insurance (Y/N)	Insurance Certificate
219	Seismic Report Date	Seismic Report
220	Seismic PML %	Seismic Report
221	Seismic Insurance Obtained if PML >= 20% (Y/N)	Seismic Report/Insurance Certificate
222	Single-Tenant (Y/N)	Rent Roll
223	Property Manager	Loan Agreement/Management Agreement
224	TIC (Y/N)	Loan Agreement
225	Max Number of TICs	Loan Agreement
226	Single Purpose Borrower (Y/N)	Loan Agreement
227	Independent Director (Y/N)	Loan Agreement
228	Borrower Non Consolidation Opinion (Y/N)	Non-Consolidation Opinion
229	DST (Y/N)	Loan Agreement
230	IDOT (Y/N)	Loan Agreement

Count	Characteristic	Source Document
231	Largest Tenant Name	Rent Roll
232	Largest Tenant SqFt	Rent Roll
233	Largest Tenant Exp Date	Rent Roll
234	2nd Largest Tenant Name	Rent Roll
235	2nd Largest Tenant SqFt	Rent Roll
236	2nd Largest Tenant Exp Date	Rent Roll
237	3rd Largest Tenant Name	Rent Roll
238	3rd Largest Tenant SqFt	Rent Roll
239	3rd Largest Tenant Exp Date	Rent Roll
240	4th Largest Tenant Name	Rent Roll
241	4th Largest Tenant Sqft	Rent Roll
242	4th Largest Tenant Exp Date	Rent Roll
243	5th Largest Tenant Name	Rent Roll
244	5th Largest Tenant Sqft	Rent Roll
245	5th Largest Tenant Exp Date	Rent Roll
246	Senior Debt Amount	Not Applicable
247	Senior Debt Holder	Not Applicable
248	Senior Debt Rate	Not Applicable
249	Floor	Not Applicable
250	Maturity	Not Applicable
251	Amort	Not Applicable
252	Administrative Fee Rate	Not Applicable
253	Net Mortgage Rate	Not Applicable
254	In-place Senior Debt Service	Not Applicable
255	As Stabilized Senior Debt Service	Not Applicable
256	Cut-off Date Total Debt Balance	Refer to Calculation Procedures below
257	Cut-off Date Subordinate Debt/Mezz Loan Bal ($)	Not Applicable
258	Cut-off Date Total Debt As-Is LTV	Refer to Calculation Procedures below
259	Cut-off Date Total Debt Ann Debt Service ($)	Refer to Calculation Procedures below
260	Cut-off Date Total Debt UW NCF DSCR	Refer to Calculation Procedures below
261	Permitted Future Debt (Y/N)	Loan Agreement
262	Type	Not Applicable

Calculation Procedures

With respect to Characteristic 23, we recomputed the Annual Debt Service Payment (IO) as the product of (i) the Mortgage Loan Cut-off Date Commitment ($), (ii) the Fully Funded Mortgage Loan Rate % and (iii) a fraction equal to 365/360.

With respect to Characteristic 25, we recomputed the Annual Debt Service Payment (Cap) as the product of (i) the Mortgage Loan Balloon Payment ($), (ii) the Mortgage Rate Cap and (iii) a fraction equal to 365/360.

With respect to Characteristic 31, we recomputed the % of Aggregate Collateral Interest Cut-off Date Balance by dividing the Collateral Interest Cut-off Date Balance ($) by the sum of the Collateral Interest Cut-off Date Balances ($) of all the Collateral Interests.

With respect to Characteristic 32, we recomputed the Pari Passu Funded Companion Participation Amount ($) as the difference between the (a) Mortgage Loan Cut-off Date Commitment ($) and (b) Collateral Interest Cut-off Date Balance.

With respect to Characteristic 34, we recomputed the Mortgage Loan Balloon Payment ($) as the sum of the (a) Mortgage Loan Cut-off Date Commitment ($) and (b) Cut-off Date Future Funding Remaining Balance ($).

With respect to Characteristic 35, we recomputed the Mortgage Loan Cut-off Date Balance / Unit ($) by dividing the Mortgage Loan Cut-off Date Commitment ($) by the No of Units. With respect to a cross collateralized Collateral Interest (as set forth on Loan Cross Portfolio Name), this procedure was performed with the aggregate Mortgage Loan Cut-off Date Commitment ($) and aggregate No of Units of the related cross collateralized Collateral Interests. Further, with respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Mortgage Loan Cut-off Date Balance / Unit ($) for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 36, we recomputed the Committed Mortgage Loan Cut-off Date Balance / Unit ($) by dividing the Mortgage Loan Balloon Payment ($) by the No of Units. With respect to a cross collateralized Collateral Interest (as set forth on Loan Cross Portfolio Name), this procedure was performed with the aggregate Mortgage Loan Balloon Payment ($) and aggregate No of Units of the related cross collateralized Collateral Interests. Further, with respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Committed Mortgage Loan Cut-off Date Balance / Unit ($) for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 37, we recomputed the Mortgage Loan Balloon Payment / Unit ($) by dividing the Mortgage Loan Balloon Payment ($) by the No of Units. With respect to a cross collateralized Collateral Interest (as set forth on Loan Cross Portfolio Name), this procedure was performed with the aggregate Mortgage Loan Balloon Payment ($) and aggregate No of Units of the related cross collateralized Collateral Interests. Further, with respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Mortgage Loan Balloon Payment / Unit ($) for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 42, we recomputed the Initial Loan Term (Original) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Initial Maturity Date.

With respect to Characteristic 43, we recomputed the Cut-off Date Initial Loan Term (Remaining) by subtracting the Cut-off Date Seasoning from the Initial Loan Term (Original).

With respect to Characteristic 44, we recomputed the Cut-off Date Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the payment date in April 2021 (the “Cut-off Date,” as stipulated by representatives of the Company).

With respect to Characteristic 45, we recomputed the Fully Extended Loan Term (Original) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Fully Extended Maturity Date.

With respect to Characteristic 46, we recomputed the Fully Extended Loan Term (Remaining) by subtracting the Cut-off Date Seasoning from the Fully Extended Loan Term (Original).

With respect to Characteristic 97, we recomputed the Fully Funded Mortgage Loan Rate % as the sum of (x) the Fully Funded Mortgage Loan Margin % and (y) the greater of (i) an “Assumed LIBOR” of 0.110% (as stipulated by representatives of the Company), or (ii) LIBOR Floor %, as rounded based on the Rounding Factor, Time of Rounding (Before Spread, After Spread) and Rounding Direction.

With respect to Characteristic 128, we recomputed the Mortgage Loan Cut-off Date (As-Is) LTV Ratio by dividing the (a) Mortgage Loan Cut-off Date Commitment ($) by (b) As-Is Appraised Value. With respect to a cross collateralized Collateral Interest (as set forth on Loan Cross Portfolio Name), this procedure was performed with the aggregate Mortgage Loan Cut-off Date Commitment ($) and aggregate As-Is Appraised Value of the related cross collateralized Collateral Interests. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Mortgage Loan Cut-off Date (As-Is) LTV Ratio for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 129, we recomputed the Committed Mortgage Loan (Stabilized) LTV Ratio by dividing the (a) Mortgage Loan Balloon Payment ($) by (b) Stabilized Appraised Value, if any, else by the As-Is Appraised Value. With respect to a cross collateralized Collateral Interest (as set forth on Loan Cross Portfolio Name), this procedure was performed with the aggregate Mortgage Loan Balloon Payment ($) and aggregate Stabilized Appraised Value, if any, else by the aggregate As-Is Appraised Value of the related cross collateralized Collateral Interests. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Committed Mortgage Loan (Stabilized) LTV Ratio for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 130, we recomputed the Maturity Date Stabilized LTV Ratio by dividing the (a) Mortgage Loan Balloon Payment ($) by (b) Stabilized Appraised Value, if any, else by the As-Is Appraised Value. With respect to a cross collateralized Collateral Interest (as set forth on Loan Cross Portfolio Name), this procedure was performed with the aggregate Mortgage Loan Balloon Payment ($) and aggregate Stabilized Appraised Value, if any, else by the aggregate As-Is Appraised Value of the related cross collateralized Collateral Interests. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Maturity Date Stabilized LTV Ratio for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 146, we recomputed the Mortgage Loan Most Recent NOI DSCR by dividing the Most Recent Actual NOI by the Annual Debt Service Payment (IO). With respect to a cross collateralized Collateral Interest (as set forth on Loan Cross Portfolio Name), this procedure was performed with the aggregate Most Recent Actual NOI and aggregate Annual Debt Service Payment (IO) of the related cross collateralized Collateral Interests. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Mortgage Loan Most Recent NOI DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest. This procedure was only performed for those Collateral Interests with a positive or negative Most Recent Actual NOI.

With respect to Characteristic 147, we recomputed the Mortgage Loan Most Recent NCF DSCR by dividing the Most Recent Actual NCF by the Annual Debt Service Payment (IO). With respect to a cross collateralized Collateral Interest (as set forth on Loan Cross Portfolio Name), this procedure was performed with the aggregate Most Recent Actual NCF and aggregate Annual Debt Service Payment (IO) of the related cross collateralized Collateral Interests. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Mortgage Loan Most Recent NCF DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest. This procedure was only performed for those Collateral Interests with a positive or negative Most Recent Actual NCF.

With respect to Characteristic 148, we recomputed the Cut-off Date Mortgage Loan Most Recent NOI Debt Yield by dividing the (a) Most Recent Actual NOI by (b) Mortgage Loan Cut-off Date Commitment ($). With respect to a cross collateralized Collateral Interest (as set forth on Loan Cross Portfolio Name), this procedure was performed with the aggregate Most Recent Actual NOI and aggregate Mortgage Loan Cut-off Date Commitment ($) of the related cross collateralized Collateral Interests. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Cut-

off Date Mortgage Loan Most Recent NOI Debt Yield for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest. This procedure was only performed for those Collateral Interests with a positive or negative Most Recent Actual NOI.

With respect to Characteristic 149, we recomputed the Cut-off Date Mortgage Loan Most Recent NCF Debt Yield by dividing the (a) Most Recent Actual NCF by (b) Mortgage Loan Cut-off Date Commitment ($). With respect to a cross collateralized Collateral Interest (as set forth on Loan Cross Portfolio Name), this procedure was performed with the aggregate Most Recent Actual NCF and aggregate Mortgage Loan Cut-off Date Commitment ($) of the related cross collateralized Collateral Interests. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Cut-off Date Mortgage Loan Most Recent NCF Debt Yield for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest. This procedure was only performed for those Collateral Interests with a positive or negative Most Recent Actual NCF.

With respect to Characteristic 156, we recomputed the Mortgage Loan Underwritten NOI DSCR by dividing the Underwritten NOI by the Annual Debt Service Payment (IO), except with respect to the Collateral Interests identified on the Data File as “Inkwell Decatur,” “Ring HQ,” “The Ashton,” “198 Utah Street,” “2340 Cousteau Court,” “6955 Consolidated Way,” “Snapbox Self Storage,” “8378 Melrose Ave,” “70 Prospect Park West,” “Campus 56,” “225 13th Street” and “292 NW 25th Street,” we did not perform such calculation and were instructed by representatives of the Company to assume that the Mortgage Loan Underwritten NOI DSCR for each such Collateral Interest is equal to 1.00. With respect to a cross collateralized Collateral Interest (as set forth on Loan Cross Portfolio Name), this procedure was performed with the aggregate Underwritten NOI and aggregate Annual Debt Service Payment (IO) of the related cross collateralized Collateral Interests. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Mortgage Loan Underwritten NOI DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 157, we recomputed the Mortgage Loan Underwritten NCF DSCR by dividing the Underwritten NCF by the Annual Debt Service Payment (IO), except with respect to the Collateral Interests identified on the Data File as “Inkwell Decatur,” “Ring HQ,” “The Ashton,” “198 Utah Street,” “2340 Cousteau Court,” “6955 Consolidated Way,” “Snapbox Self Storage,” “8378 Melrose Ave,” “70 Prospect Park West,” “Campus 56,” “225 13th Street” and “292 NW 25th Street,” we did not perform such calculation and were instructed by representatives of the Company to assume that the Mortgage Loan Underwritten NCF DSCR for each such Collateral Interest is equal to 1.00. With respect to a cross collateralized Collateral Interest (as set forth on Loan Cross Portfolio Name), this procedure was performed with the aggregate Underwritten NCF and aggregate Annual Debt Service Payment (IO) of the related cross collateralized Collateral Interests. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Mortgage Loan Underwritten NCF DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 158, we recomputed the Cut-off Date Mortgage Loan Underwritten NOI Debt Yield by dividing the (a) Underwritten NOI by (b) Mortgage Loan Cut-off Date Commitment ($). With respect to a cross collateralized Collateral Interest (as set forth on Loan Cross Portfolio Name), this procedure was performed with the aggregate Underwritten NOI and aggregate Mortgage Loan Cut-off Date Commitment ($) of the related cross collateralized Collateral Interests. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Cut-off Date Mortgage Loan Underwritten NOI Debt Yield for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 159, we recomputed the Cut-off Date Mortgage Loan Underwritten NCF Debt Yield by dividing the (a) Underwritten NCF by (b) Mortgage Loan Cut-off Date Commitment ($). With respect to a cross collateralized Collateral Interest (as set forth on Loan Cross Portfolio Name), this procedure was performed with the aggregate Underwritten NCF and aggregate Mortgage Loan Cut-off

Date Commitment ($) of the related cross collateralized Collateral Interests. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Cut-off Date Mortgage Loan Underwritten NCF Debt Yield for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 166, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR by dividing the Underwritten Stabilized NOI by the Fully Funded Annual Debt Service Payment. The “Fully Funded Annual Debt Service Payment” is equal to the product of (a) the Mortgage Loan Balloon Payment ($), (b) the Fully Funded Mortgage Loan Rate % and (c) a fraction equal to 365/360. With respect to a cross collateralized Collateral Interest (as set forth on Loan Cross Portfolio Name), this procedure was performed with the aggregate Underwritten Stabilized NOI and aggregate Fully Funded Annual Debt Service Payment of the related cross collateralized Collateral Interests. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 167, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR by dividing the Underwritten Stabilized NCF by the Fully Funded Annual Debt Service Payment. With respect to a cross collateralized Collateral Interest (as set forth on Loan Cross Portfolio Name), this procedure was performed with the aggregate Underwritten Stabilized NCF and aggregate Fully Funded Annual Debt Service Payment of the related cross collateralized Collateral Interests. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 168, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield by dividing the Underwritten Stabilized NOI by the Mortgage Loan Balloon Payment ($). With respect to a cross collateralized Mortgage Asset (as set forth on Loan Cross Portfolio Name), this procedure was performed with the aggregate Underwritten Stabilized NOI and aggregate Mortgage Loan Balloon Payment ($) of the related cross collateralized Collateral Interests. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 169, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield by dividing the Underwritten Stabilized NCF by the Mortgage Loan Balloon Payment ($). With respect to a cross collateralized Collateral Interest (as set forth on Loan Cross Portfolio Name), this procedure was performed with the aggregate Underwritten Stabilized NCF and aggregate Mortgage Loan Balloon Payment ($) of the related cross collateralized Collateral Interests. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 177, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR by dividing the Appraisal Stabilized NOI by the Fully Funded Annual Debt Service Payment. With respect to a cross collateralized Collateral Interest (as set forth on Loan Cross Portfolio Name), this procedure was performed with the aggregate Appraisal Stabilized NOI and aggregate Fully Funded Annual Debt Service Payment of the related cross collateralized Collateral Interests. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest. This procedure was only performed for those Collateral Interests with Appraisal Stabilized NOI.

With respect to Characteristic 178, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR by dividing the Appraisal Stabilized NCF by the Fully Funded Annual Debt Service Payment.

With respect to a cross collateralized Collateral Interest (as set forth on Loan Cross Portfolio Name), this procedure was performed with the aggregate Appraisal Stabilized NCF and aggregate Fully Funded Annual Debt Service Payment of the related cross collateralized Collateral Interests. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest. This procedure was only performed for those Collateral Interests with Appraisal Stabilized NCF.

With respect to Characteristic 179, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield by dividing the Appraisal Stabilized NOI by the Mortgage Loan Balloon Payment ($). With respect to a cross collateralized Collateral Interest (as set forth on Loan Cross Portfolio Name), this procedure was performed with the aggregate Appraisal Stabilized NOI and aggregate Mortgage Loan Balloon Payment ($) of the related cross collateralized Collateral Interests. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest. This procedure was only performed for those Collateral Interests with Appraisal Stabilized NOI.

With respect to Characteristic 180, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield by dividing the Appraisal Stabilized NCF by the Mortgage Loan Balloon Payment ($). With respect to a cross collateralized Collateral Interest (as set forth on Loan Cross Portfolio Name), this procedure was performed with the aggregate Appraisal Stabilized NCF and aggregate Mortgage Loan Balloon Payment ($) of the related cross collateralized Collateral Interests. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest. This procedure was only performed for those Collateral Interests with Appraisal Stabilized NCF.

With respect to Characteristic 256, we set the Cut-off Date Total Debt Balance to equal the Mortgage Loan Cut-off Date Commitment ($).

With respect to Characteristic 258, we recomputed the Cut-off Date Total Debt As-Is LTV by dividing the (a) Cut-off Date Total Debt Balance by (b) As-Is Appraised Value. With respect to a cross collateralized Collateral Interest (as set forth on Loan Cross Portfolio Name), this procedure was performed with the aggregate Cut-off Date Total Debt Balance and aggregate As-Is Appraised Value of the related cross collateralized Collateral Interests. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Cut-off Date Total Debt As-Is LTV for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 259, we recomputed the Cut-off Date Total Debt Ann Debt Service ($) as the product of (i) the Mortgage Loan Cut-off Date Commitment ($) plus the Cut-off Date Future Funding Remaining Balance ($), (ii) the Fully Funded Mortgage Loan Rate % and (iii) a fraction equal to 365/360.

With respect to Characteristic 260, we recomputed the Cut-off Date Total Debt UW NCF DSCR by dividing the Underwritten NCF by the Cut-off Date Total Debt Ann Debt Service ($). With respect to the Collateral Interests identified on the Data File as “Inkwell Decatur,” “Ring HQ,” “The Ashton,” “198 Utah Street,” “2340 Cousteau Court,” “6955 Consolidated Way,” “Snapbox Self Storage,” “8378 Melrose Ave,” “70 Prospect Park West,” “Campus 56,” “225 13th Street” and “292 NW 25th Street,” we did not perform such calculation and were instructed by representatives of the Company to assume that the Cut-off Date Total Debt UW NCF DSCR for each such Collateral Interest is equal to 1.00. With respect to a cross collateralized Collateral Interest (as set forth on Loan Cross Portfolio Name), this procedure was performed with the aggregate Underwritten NCF and aggregate Cut-off Date Total Debt Ann Debt Service ($) of the related cross collateralized Collateral Interests. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Cut-off Date Total Debt

UW NCF DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

Appendix B

Missing Source Documents

Property Name	Missing Source Document
Detroit Industrial	Loan Agreement, Interest Rate Cap Agreement, Settlement Statement, Title Policy, Guaranty, CMA, Property Condition Report, Insurance Certificate, Management Agreement and Non-Consolidation Opinion
Retreat at Riverside	Loan Agreement, Interest Rate Cap Agreement, Settlement Statement, Title Policy, Guaranty, CMA, Management Agreement and Non-Consolidation Opinion
Inkwell Decatur	Loan Agreement, Interest Rate Cap Agreement, Settlement Statement, Title Policy, Guaranty, CMA, Property Condition Report, Insurance Certificate, Management Agreement and Non-Consolidation Opinion
18220 Liberty	Loan Agreement, Interest Rate Cap Agreement, Settlement Statement, Title Policy, Guaranty, CMA, ESA Phase I Report, Insurance Certificate, Management Agreement and Non-Consolidation Opinion
The Porter	Title Policy